Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ GLOBAL EQUITY INCOME FUND

(FORMERLY NUVEEN NWQ EQUITY INCOME FUND)

SUPPLEMENT DATED DECEMBER 13, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2013

1.	The Fund’s name has changed from “Nuveen NWQ Equity Income Fund” to “Nuveen NWQ Global Equity Income Fund.”

3.	The last sentence of the paragraph under “Fund Summary—Principal Investment Strategies” is replaced with the following:

The Fund may invest in securities of issuers located anywhere in the world. Under normal market conditions, the Fund will invest at least 40% of its net assets in non-U.S. securities and will invest in securities of at least three different countries (one of which may be the United States). The Fund may invest up to 20% of its net assets in securities of companies located in emerging markets. Emerging market countries include any country other than Canada, the United States and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

Nuveen NWQ Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN NWQ GLOBAL EQUITY INCOME FUND

(FORMERLY NUVEEN NWQ EQUITY INCOME FUND)

SUPPLEMENT DATED DECEMBER 13, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2013

1.	The Fund’s name has changed from “Nuveen NWQ Equity Income Fund” to “Nuveen NWQ Global Equity Income Fund.”

3.	The last sentence of the paragraph under “Fund Summary—Principal Investment Strategies” is replaced with the following:

The Fund may invest in securities of issuers located anywhere in the world. Under normal market conditions, the Fund will invest at least 40% of its net assets in non-U.S. securities and will invest in securities of at least three different countries (one of which may be the United States). The Fund may invest up to 20% of its net assets in securities of companies located in emerging markets. Emerging market countries include any country other than Canada, the United States and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).